12. CLAIMS FOR LIQUIDATED DAMAGES (Details Narrative) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Claims For Liquidated Damages Details Narrative
Accrued Claims for Liquidated Damages	$ 629,000